Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating segments [Abstract]
Number of operating segments | segment	1
Disclosure of geographical areas [line items]
Product revenue	$ 33,616	$ 60,551	$ 50,879
Broadband IoT
Disclosure of geographical areas [line items]
Product revenue	21,842	36,181	23,699
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	11,774	24,370	27,180
Product
Disclosure of geographical areas [line items]
Product revenue	8,060	22,974	30,410
Development and other services
Disclosure of geographical areas [line items]
revenue from sales of license	2,559	6,572	3,396
license fee
Disclosure of geographical areas [line items]
revenue from sales of other services	22,997	31,005	17,073
Total Asia
Disclosure of geographical areas [line items]
Product revenue	21,823	27,294	20,165
Taiwan
Disclosure of geographical areas [line items]
Product revenue	29	1,066	14,668
Korea
Disclosure of geographical areas [line items]
Product revenue	30	8	1,090
China
Disclosure of geographical areas [line items]
Product revenue	21,702	24,018	3,509
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	62	2,202	898
Germany
Disclosure of geographical areas [line items]
Product revenue	1,001	15,525	4,990
Germany
Disclosure of geographical areas [line items]
Product revenue	8,666	16,749	22,565
Rest of world
Disclosure of geographical areas [line items]
Product revenue	$ 2,126	$ 983	$ 3,159
Revenue Risk [Member] | International
Disclosure of geographical areas [line items]
Concentration Risk, Percentage	96.20%	99.80%	9960.00%